Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Schedule Of Supplemental Information Related To Operating Leases
Operating lease costs during the year	$ 9	[1]	$ 240	[1]	$ 1,052	[2]	$ 969	[2]
Cash payments included in the measurement of operating lease liabilities during the year	$ 121		$ 121		$ 486		$ 469
Operating Lease, Weighted Average Remaining Lease Term	6 months		1 year 6 months 3 days		9 months		1 year 9 months
Operating Lease, Weighted Average Discount Rate, Percent	9.90%		9.90%		9.90%		9.90%

[1]	Operating lease costs is presented net of sublease income that is not material.
[2]	Operating lease costs is presented net of sublease income that is not material.